EQUITY (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 27, 2024	Mar. 26, 2024
IfrsStatementLineItems [Line Items]
Ordinary shares issued	911,885				31,709,747
Nominal value					$ 0.0001	$ 10.70
Shares issued and fully paid	651,586
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Nominal value		$ 1.00	$ 1.00
Shares authorized		300,000,000	300,000,000
Shares issued and fully paid		168,142,740	168,142,740
Capital contributions from non-controlling partners		$ 5,870,314	$ 700,000	$ 4,084,160
Distributions to the non-controlling partners		$ 4,522,936	$ 2,067,803	$ 1,024,747
Bottom of range [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Legal reserve amount percentage	5.00%	5.00%
Net earnings percentage	10.00%	10.00%
Top of range [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Legal reserve amount percentage	10.00%	10.00%
Net earnings percentage	50.00%	50.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Nominal value					$ 0.0001
Shares authorized					450,000,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Nominal value					$ 0.0001
Shares authorized					50,000,000